Domain Names Disclosure: Schedule of Domain Names (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Domain Names
	DECEMBER 31,	DECEMBER 31,
	2014	2013

Domain names	$85,000	$75,000
Less: accumulated amortization	(11,887)	(1,210)
Total domain names, net	$73,113	$73,790